Financial Instruments - Summary of sensitivity analysis for financial instruments with floating rates (Parenthetical) (Detail)	12 Months Ended
Mar. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Percentage Increase In The Floating Rate Of Interest	1.00%